Segment information	12 Months Ended
Dec. 31, 2013
Segment information
Segment information

28.  Segment information

The Group operates in a single business segment that includes the design, development, and manufacture of PV products. The following table summarizes the Group’s net revenues generated from different geographic locations:

	Year Ended December 31,
	2011	2012	2013
	RMB	RMB	RMB
China	5,546,700	3,086,589	3,001,498
Outside China:
Germany	2,110,751	1,265,827	660,589
Japan	24,735	436,443	1,596,703
Rest of the world	3,050,668	1,930,206	1,923,999
Total outside China	5,186,154	3,632,476	4,181,291
Total net revenue	10,732,854	6,719,065	7,182,789

The Group’s long-lived fixed assets are all located in China.